Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	₨ 8,303	[1]		₨ 6,378
Ending Balance	7,712		$ 112	8,303	[1]
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	11,900		172	9,489
Additions	179		3	291
Acquisition through Business Combination				2,048
Transfers from Property, Plant and Equipment	12
Disposals/Adjustments	(92)		(1)	(119)
Foreign exchange difference	134		2	191
Ending Balance	12,133		176	11,900
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,597		52	3,111
Charge for the year	812		12	571
Transfers from Property, Plant and Equipment	12
Disposals/Adjustments	(73)		(1)	(102)
Foreign exchange difference	73		1	17
Ending Balance	4,421		$ 64	3,597
Port concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,831			5,066
Ending Balance	4,610			4,831
Port concession rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,964			5,976
Additions	32			8
Disposals/Adjustments	(34)			(20)
Ending Balance	5,962			5,964
Port concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,133			910
Charge for the year	226			226
Disposals/Adjustments	(7)			(3)
Ending Balance	1,352			1,133
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	712			707
Ending Balance	559			712
Software licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,014			2,800
Additions	147			272
Acquisition through Business Combination				17
Transfers from Property, Plant and Equipment	12
Disposals/Adjustments	(58)			(99)
Foreign exchange difference	99			24
Ending Balance	3,214			3,014
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,302			2,093
Charge for the year	333			293
Transfers from Property, Plant and Equipment	12
Disposals/Adjustments	(66)			(99)
Foreign exchange difference	74			15
Ending Balance	2,655			2,302
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,760			605
Ending Balance	2,543			2,760
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,922			713
Additions				11
Acquisition through Business Combination				2,031
Foreign exchange difference	35			167
Ending Balance	2,957			2,922
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	162			108
Charge for the year	253			52
Disposals/Adjustments				0
Foreign exchange difference	(1)			2
Ending Balance	₨ 414			₨ 162

[1]	Restated - Refer Note 2(b)